Salient Tactical Muni Strategy Fund

Summary Prospectus  |  May 1, 2016

Ticker Symbols

Class A: FLSLX | Class C: FLSFX | Advisor Class: FLSMX

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.salientpartners.com/fund-documents. You can also get this information at no cost by calling 800-999-6809, by sending an e-mail request to info@salientpartners.com, or by contacting your financial intermediary. The Fund’s prospectus and statement of additional information, each dated May 1, 2016, along with the financial statements included in the Fund’s most recent annual report dated December 31, 2015, are incorporated by reference into this summary prospectus.

Investment Objective

The Fund seeks to maximize total return (capital appreciation and income).

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class A, Class C or Advisor Class shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in one or more series of Salient Funds. This amount may vary depending on the Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C	Advisor Class

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Advisor Class

Management Fee	1.00%	1.00%	1.00%
Distribution (12b-1) Fees	0.35%	0.75%	N/A
Other Expenses	0.51%	0.54%	0.40%
Recoupment of Past Waived Fees(1)	0.05%	0.07%	0.06%
Interest Expense on Short Sales(2)	0.05%	0.05%	0.05%
Total Other Expenses	0.61%	0.66%	0.51%
Total Annual Fund Operating Expenses	1.96%	2.41%	1.51%

(1)	Pursuant to an expense limitation agreement (“Expense Limitation Agreement”), the Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2017 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for the Fund’s Class A, Class C and Advisor Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.94%, 2.39%, and 1.49%, respectively. The Expense Limitation Agreement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances. The Fund’s investment advisor is permitted to recoup expenses attributable to the Fund or a Class thereof that the investment advisor has borne (whether through reduction of its management fee or otherwise) in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the expense limitation agreement, the Fund is not obligated to reimburse such expenses beyond three years from the end of such year in which the investment advisor waived a fee or reimbursed an expense. Any such recoupment by the investment advisor will not cause a class to exceed the lower of the annual limitation rate in effect at the time of the actual waiver/reimbursement that is being recouped or the annual limitation rate in place at the time of the recoupment.

(2)	Interest Expense on Short Sales is based on estimated amounts for the current fiscal year.

Examples

These Examples are intended to help you compare the costs of investing in Class A, Class C or Advisor Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C	Advisor Class

1 Year	$763	$344	$154
3 Years	$1,155	$751	$477
5 Years	$1,571	$1,285	$823
10 Years	$2,726	$2,742	$1,799

You would pay the following expenses if you did not redeem your shares:

	Class A	Class C	Advisor Class

1 Year	$763	$244	$154
3 Years	$1,155	$751	$477
5 Years	$1,571	$1,285	$823
10 Years	$2,726	$2,742	$1,799

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 160% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to take advantage of relative value, cross-over trading opportunities and market anomalies and inefficiencies across a wide array of the credit markets.

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Salient Tactical Muni Strategy Fund

Pacific Investment Management Company LLC (“PIMCO” or the “Sub-Advisor”) uses an absolute return-oriented and tax-efficient investment strategy that seeks to identify attractive long and short investment opportunities in the municipal and other credit markets. The Sub-Advisor’s investment process involves analysis of both fundamental and relative-value characteristics of potential investments across a wide array of fixed income securities. The Sub-Advisor typically focuses its investments in tax-exempt municipal bonds and derivatives, but may also invest in other types of tax-exempt or taxable fixed income securities. The Sub-Advisor may invest in fixed income instruments of any quality or maturity, including bonds commonly referred to as “junk bonds” and securities that are moral obligations of issuers or subject to appropriations. The Sub-Advisor may also engage in transactions that seek to hedge portfolio risk.

The Fund invests primarily in a portfolio of municipal bonds, corporate bonds, notes and other debentures, U.S. Treasury and Agency securities, sovereign debt, emerging markets debt, variable rate demand notes including tender option bonds, floating rate or zero coupon securities and nonconvertible preferred securities that are actively traded in the public markets. The Fund may also invest a substantial portion of its assets in interest rate swaps, credit default swaps, total return swaps, futures, options, credit index derivatives, forward currency contracts and other derivative instruments. The Fund may invest in derivatives to seek to achieve investment returns consistent with the Fund’s investment objective and for hedging purposes. The Fund may also engage in borrowing for investment purposes in order to increase its holdings of portfolio securities and/or to collateralize short sale positions, as well as for cash management purposes. The Fund’s short positions may equal up to 100% of the Fund’s net asset value as measured at the time of investment, and it is possible that at certain times, the Fund may be approximately 100% short.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Borrowing Risk: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Debt Instruments Risk: Debt instruments are generally subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed- income securities go up. Derivatives related to debt instruments may be exposed to similar risks for individual securities, groups of securities or indices tracking multiple securities or markets. Both debt securities and debt-related derivative instruments may be exposed to one or more of the following risks:

•	Credit Risk: Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Securities rated by the rating agencies in the four highest categories (Standard & Poor’s (“S&P”) (AAA, AA, A and BBB), Fitch Ratings (“Fitch”) (AAA, AA, A and BBB) or Moody’s Investors Service, Inc. (“Moody’s”) (Aaa, Aa, A and Baa)) are considered investment grade, but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

•

Extension Risk: Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or obligor) more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

•

Interest Rate Risk: The yields for certain securities are susceptible in the short-term to fluctuations in interest rates, and the prices of such securities may decline when interest rates rise. Interest rate risk in general is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may decline in value or suffer losses if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Advisor.

•

Prepayment Risk: Prepayment risk is the risk that certain debt securities with high interest rates will be prepaid by the issuer before they mature. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and an investor may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Derivatives Risk: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and adversely affect the value or performance of derivatives and the Fund.

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Salient Tactical Muni Strategy Fund

Emerging Market and Frontier Market Securities Risk: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Foreign Securities Risk: Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

•

The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

•	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
•

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
•

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

•	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

Hedging Risk: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Lower-Rated Debt Securities (“Junk Bonds”) Risk: Securities rated below investment grade and comparable unrated securities are often referred to as “junk bonds.” Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends or ultimately repay principal upon maturity. Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the use of credit ratings to evaluate low-rated securities can involve certain risks.

Manager Risk: If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.

Market Risk: Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Municipal Bonds Risk: If the Fund invests at least 50% of its total assets (including borrowings for investment purposes and proceeds from short selling, if any) in tax-exempt municipal bonds at the end of each quarter in the Fund’s taxable year, the Fund will be able to designate distributions of its net interest income from such obligations as tax-exempt dividends that would generally not be subject to federal tax (but which could be subject to alternative minimum tax and state and/or local taxes). There is no assurance that the Fund will invest at least 50% of its assets in tax-exempt municipal bonds. In addition, interest rates on tax-exempt municipal bonds are generally lower than taxable bonds, and the return on investment in the Fund may be lower than an investment in another fund that does not invest in tax-exempt municipal obligations.

Non-Diversification Risk: The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the Fund’s performance.

Portfolio Turnover Risk: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Short Sale Risk: The Fund may take a short position in a derivative instrument, such as a future, forward or swap. A short position on a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument. The Fund may also from time to time sell securities short, which involves borrowing and selling a security and covering such borrowed security through a later purchase. A short sale creates the risk of an unlimited loss, in that the price of the underlying security could theoretically increase without limit, thus increasing the cost of buying those securities to cover the short position. There can be no assurance that the securities necessary to cover a short position will be available for purchase. The Fund must set aside “cover” for short sales to comply with applicable SEC provisions under the Investment Company Act of 1940, as amended (“1940 Act”).

Sub-Advisor Risk: A fund is subject to management risk because it relies on the sub-advisor’s ability to pursue the fund’s objective. The sub-advisor will apply investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that these will produce the desired results.

Tax Law Change Risk: Changes or proposed changes in federal tax laws could impact the value of the debt securities of municipal issuers that the Fund may purchase. Also, the failure or possible failure of such debt issuances to qualify for tax exempt treatment may cause the prices of such municipal securities to decline, possibly adversely affecting the value of the Fund’s portfolio, and such a failure could also result in additional taxable income to the Fund and/or shareholders.

Tax Risk: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with

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Salient Tactical Muni Strategy Fund

the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. Class A shares of the Fund originally commenced operations on December 29, 2006, were liquidated on November 21, 2008, and were launched again on September 1, 2010. The performance shown below for any period beginning on or after November 24, 2008 and lasting through August 31, 2010 is that of the Fund’s Investor Class shares adjusted to reflect the specific operating expenses (such as Rule 12b-1 fees) applicable to Class A shares. The performance shown below for any period beginning on or after September 1, 2010 is that of the Fund’s Class A shares. The bar chart excludes the maximum sales load applicable to Class A shares. If the sales load had been included, the returns would have been lower. The accompanying table compares the Fund’s Class A, Class C, and Advisor Class shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. The performance of the indices does not reflect deductions for fees, expenses or taxes. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.salientpartners.com or by calling 800-999-6809.

On November 13, 2013, the Sub-Advisor assumed all responsibilities for selecting the Fund’s investments and incorporated new principal investment strategies for the Fund as discussed above under “Principal Investment Strategies.” Performance figures shown below for periods prior to November 13, 2013 represent performance of the prior sub-advisor to the Fund under the previous investment strategies for the Fund.

Calendar Year Total Returns—Class A

Best Quarter – September 30, 2009	20.97%
Worst Quarter – September 30, 2007	–10.81%

Average Annual Total Returns

For the period ended December 31, 2015

	1 Year	5 Years	Since Inception
Salient Tactical Muni Strategy Fund – Class A (Inception: 12/29/06)
Return Before Taxes	–1.75%	1.87%	1.08%
Return After Taxes on Distributions	–1.90%	1.45%	0.07%
Return After Taxes on Distributions and Sale of Fund Shares	–0.06%	1.91%	0.80%
Barclays U.S. Municipal Bond Index	3.30%	5.35%	4.70%
Barclays U.S. Corporate High-Yield Bond Index	–4.47%	5.04%	6.42%
Salient Tactical Muni Strategy Fund – Class C (Inception: 6/3/09)
Return Before Taxes	2.68%	2.63%	4.92%
Barclays U.S. Municipal Bond Index	3.30%	5.35%	5.26%
Barclays U.S. Corporate High-Yield Bond Index	–4.47%	5.04%	9.36%
Salient Tactical Muni Strategy Fund – Advisor Class (Inception: 2/1/10)
Return Before Taxes	4.71%	3.62%	3.52%
Barclays U.S. Municipal Bond Index	3.30%	5.35%	4.83%
Barclays U.S. Corporate High-Yield Bond Index	–4.47%	5.04%	6.55%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class A shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Forward Management, LLC d/b/a Salient (“Salient Management” or the “Advisor”) serves as investment advisor to the Fund. Salient Management has engaged the services of PIMCO to act as sub-advisor to the Fund. The Fund is team managed and all investment decisions are made jointly and primarily by the team. The members of the team are: Joseph Deane, Executive Vice President and head of municipal bond portfolio management for PIMCO, and David Hammer, Executive Vice President and municipal bond portfolio manager for PIMCO. Mr. Deane leads the Fund’s investment team and has managed the Fund since November 2013. Mr. Hammer has managed the Fund since September 2015. Joseph Deane is expected to retire at the end of May, 2016. Following Mr. Deane’s departure, the Fund will be managed solely by David Hammer.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open).

Class A & C Shares: Initial purchases of Class A or Class C shares of the Fund cannot be made directly from Salient Funds and must be made from a broker, dealer, or other

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Salient Tactical Muni Strategy Fund

financial intermediary that has entered into an agreement with the Fund’s distributor. You may make subsequent purchases or sell (redeem) all or part of your Class A or Class C shares of the Fund: (i) through a financial intermediary, (ii) directly from Salient Funds by mail at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you. However, should a financial intermediary no longer be assigned to your account, no additional purchases of Class A or Class C shares may be made until a new financial intermediary is assigned or you choose to purchase a different class of shares that does not require a financial intermediary.

The minimum initial investment amounts for Class A or Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$2,500 for all other accounts

Subsequent investments for Class A or Class C shares must be $100 or more.

Advisor Class Shares: Advisor Class shares of the Fund may only be purchased or sold through asset allocation, wrap fee and other similar fee-based advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisers, financial planners, third-party administrators, insurance companies, and any other institutions having a selling, administration or any similar agreement with the Fund’s distributor.

There is no minimum initial or subsequent investment amount for purchasing Advisor Class shares of a Fund.

Tax Information

Absent the designation of distributions as exempt-interest dividends, the Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

If the Fund invests at least 50% of its total assets (including borrowings for investment purposes and proceeds from short selling, if any) in tax-exempt municipal bonds at the end of each quarter in the Fund’s taxable year, the Fund will be able to designate distributions of its net interest income from such obligations as tax-exempt dividends that would generally not be subject to federal tax. The Fund’s exempt-interest dividends (if any) may be subject to alternative minimum tax and state and/or local taxes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Salient Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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www.salientpartners.com    |    (800) 999-6809

SP033 050116

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Salient Tactical Muni Strategy Fund

Summary Prospectus  |  May 1, 2016

Ticker Symbols

Investor: FLSRX  |  Institutional: FLSIX

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.salientpartners.com/fund-documents. You can also get this information at no cost by calling 800-999-6809, by sending an e-mail request to info@salientpartners.com, or by contacting your financial intermediary. The Fund’s prospectus and statement of additional information, each dated May 1, 2016, along with the financial statements included in the Fund’s most recent annual report dated December 31, 2015, are incorporated by reference into this summary prospectus.

Investment Objective

The Fund seeks to maximize total return (capital appreciation and income).

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class

Management Fee	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	N/A
Other Expenses	0.44%	0.34%
Recoupment of Past Waived Fees(1)	0.07%	0.07%
Interest Expense on Short Sales(2)	0.05%	0.05%
Total Other Expenses	0.56%	0.46%
Total Annual Fund Operating Expenses	1.81%	1.46%

(1)	Pursuant to an expense limitation agreement (“Expense Limitation Agreement”), the Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2017 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for the Fund’s Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.79% and 1.44%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances. The Fund’s investment advisor is permitted to recoup expenses attributable to the Fund or a Class thereof that the investment advisor has borne (whether through reduction of its management fee or otherwise) in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the expense limitation agreement, the Fund is not obligated to reimburse such expenses beyond three years from the end of such year in which the investment advisor waived a fee or reimbursed an expense. Any such recoupment by the investment advisor will not cause a class to exceed the lower of the annual limitation rate in effect at the time of the actual waiver/reimbursement that is being recouped or the annual limitation rate in place at the time of the recoupment.

(2)	Interest Expense on Short Sales is based on estimated amounts for the current fiscal year.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class

1 Year	$184	$149
3 Years	$569	$462
5 Years	$979	$797
10 Years	$2,124	$1,744

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example table, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 160% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to take advantage of relative value, cross-over trading opportunities and market anomalies and inefficiencies across a wide array of the credit markets. Pacific Investment Management Company LLC (“PIMCO” or the “Sub-Advisor”) uses an absolute return-oriented and tax-efficient investment strategy that seeks to identify attractive long and short investment opportunities in the municipal and other credit markets. The Sub-Advisor’s investment process involves analysis of both fundamental and relative-value characteristics of potential investments across a wide array of fixed income securities. The Sub-Advisor typically focuses its investments in tax-exempt municipal bonds and derivatives, but may also invest in other types of tax-exempt or taxable fixed income securities. The Sub-Advisor may invest in fixed income instruments of any quality or maturity, including bonds commonly referred to as “junk bonds” and securities that are moral obligations of issuers or subject to appropriations. The Sub-Advisor may also engage in transactions that seek to hedge portfolio risk.

The Fund invests primarily in a portfolio of municipal bonds, corporate bonds, notes and other debentures, U.S. Treasury and Agency securities, sovereign debt, emerging markets debt, variable rate demand notes including tender option bonds, floating rate or zero coupon securities and nonconvertible preferred securities that are actively traded in the public markets. The Fund may also invest a substantial portion of its assets in interest rate swaps, credit default swaps, total return swaps, futures, options, credit index derivatives, forward currency contracts and other derivative instruments. The Fund may invest in derivatives to seek to achieve investment returns consistent with the Fund’s investment objective and for hedging purposes. The Fund may also

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Salient Tactical Muni Strategy Fund

engage in borrowing for investment purposes in order to increase its holdings of portfolio securities and/or to collateralize short sale positions, as well as for cash management purposes. The Fund’s short positions may equal up to 100% of the Fund’s net asset value, as measured at the time of investment, and it is possible that at certain times, the Fund may be approximately 100% short.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Borrowing Risk: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Debt Instruments Risk: Debt instruments are generally subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed- income securities go up. Derivatives related to debt instruments may be exposed to similar risks for individual securities, groups of securities or indices tracking multiple securities or markets. Both debt securities and debt-related derivative instruments may be exposed to one or more of the following risks:

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Credit Risk: Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Securities rated by the rating agencies in the four highest categories (Standard & Poor’s (“S&P”) (AAA, AA, A and BBB), Fitch Ratings (“Fitch”) (AAA, AA, A and BBB) or Moody’s Investors Service, Inc. (“Moody’s”) (Aaa, Aa, A and Baa)) are considered investment grade, but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

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Extension Risk: Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or obligor) more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

•	Interest Rate Risk: The yields for certain securities are susceptible in the short-term to fluctuations in interest rates, and the prices of such securities may decline when interest rates rise. Interest rate risk in general is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may decline in value or suffer losses if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Advisor.

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Prepayment Risk: Prepayment risk is the risk that certain debt securities with high interest rates will be prepaid by the issuer before they mature. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and an investor may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Derivatives Risk: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and adversely affect the value or performance of derivatives and the Fund.

Emerging Market and Frontier Market Securities Risk: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Foreign Securities Risk: Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

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The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

•	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
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The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

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Salient Tactical Muni Strategy Fund

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Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

•	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

Hedging Risk: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Lower-Rated Debt Securities (“Junk Bonds”) Risk: Securities rated below investment grade and comparable unrated securities are often referred to as “junk bonds.” Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends or ultimately repay principal upon maturity. Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the use of credit ratings to evaluate low-rated securities can involve certain risks.

Manager Risk: If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.

Market Risk: Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Municipal Bonds Risk: If the Fund invests at least 50% of its total assets (including borrowings for investment purposes and proceeds from short selling, if any) in tax-exempt municipal bonds at the end of each quarter in the Fund’s taxable year, the Fund will be able to designate distributions of its net interest income from such obligations as tax-exempt dividends that would generally not be subject to federal tax (but which could be subject to alternative minimum tax and state and/or local taxes). There is no assurance that the Fund will invest at least 50% of its assets in tax-exempt municipal bonds. In addition, interest rates on tax-exempt municipal bonds are generally lower than taxable bonds, and the return on investment in the Fund may be lower than an investment in another fund that does not invest in tax-exempt municipal obligations.

Non-Diversification Risk: The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the Fund’s performance.

Portfolio Turnover Risk: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculat-

ing the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Short Sale Risk: The Fund may take a short position in a derivative instrument, such as a future, forward or swap. A short position on a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument. The Fund may also from time to time sell securities short, which involves borrowing and selling a security and covering such borrowed security through a later purchase. A short sale creates the risk of an unlimited loss, in that the price of the underlying security could theoretically increase without limit, thus increasing the cost of buying those securities to cover the short position. There can be no assurance that the securities necessary to cover a short position will be available for purchase. The Fund must set aside “cover” for short sales to comply with applicable SEC provisions under the Investment Company Act of 1940, as amended (“1940 Act”).

Sub-Advisor Risk: A fund is subject to management risk because it relies on the sub-advisor’s ability to pursue the fund’s objective. The sub-advisor will apply investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that these will produce the desired results.

Tax Law Change Risk: Changes or proposed changes in federal tax laws could impact the value of the debt securities of municipal issuers that the Fund may purchase. Also, the failure or possible failure of such debt issuances to qualify for tax exempt treatment may cause the prices of such municipal securities to decline, possibly adversely affecting the value of the Fund’s portfolio, and such a failure could also result in additional taxable income to the Fund and/or shareholders.

Tax Risk: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Investor Class shares. The accompanying table compares the Fund’s Investor Class and Institutional Class shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. The performance of the indices does not reflect deductions for fees, expenses or taxes. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.salientpartners.com or by calling 800-999-6809.

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Salient Tactical Muni Strategy Fund

On November 13, 2013, the Sub-Advisor assumed all responsibilities for selecting the Fund’s investments and incorporated new principal investment strategies for the Fund as discussed above under “Principal Investment Strategies.” Performance figures shown below for periods prior to November 13, 2013 represent performance of the prior sub-advisor to the Fund under the previous investment strategies for the Fund.

Calendar Year Total Returns—Investor Class

Best Quarter – September 30, 2009	20.92%
Worst Quarter – September 30, 2013	–8.46%

Average Annual Total Returns

For the period ended December 31, 2015

	1 Year	5 Years	Since Inception
Salient Tactical Muni Strategy Fund – Investor Class (Inception: 5/1/08)
Return Before Taxes	4.39%	3.26%	5.38%
Return After Taxes on Distributions	4.22%	2.82%	4.87%
Return After Taxes on Distributions and Sale of Fund Shares	3.51%	3.02%	4.87%
Salient Tactical Muni Strategy Fund – Institutional Class (Inception: 5/1/08)
Return Before Taxes	4.80%	3.65%	5.78%
Barclays U.S. Municipal Bond Index	3.30%	5.35%	4.99%
Barclays U.S. Corporate High-Yield Bond Index	–4.47%	5.04%	7.13%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Investor Class shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Forward Management, LLC d/b/a Salient (“Salient Management” or the “Advisor”) serves as investment advisor to the Fund. Salient Management has engaged the services of PIMCO to act as sub-advisor to the Fund. The Fund is team managed and all investment decisions are made jointly and primarily by the team. The members of the team are: Joseph Deane, Executive Vice President and head of municipal bond portfolio management for PIMCO, and David Hammer, Executive Vice President and municipal bond portfolio manager for PIMCO. Mr. Deane leads the Fund’s investment team and has managed the Fund since November 2013. Mr. Hammer has managed the Fund since September 2015. Joseph Deane is expected to retire at the end of May, 2016. Following Mr. Deane’s departure, the Fund will be managed solely by David Hammer.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s distributor, (ii) directly from Salient Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$2,500 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

Absent the designation of distributions as exempt-interest dividends, the Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

If the Fund invests at least 50% of its total assets (including borrowings for investment purposes and proceeds from short selling, if any) in tax-exempt municipal bonds at the end of each quarter in the Fund’s taxable year, the Fund will be able to designate distributions of its net interest income from such obligations as tax-exempt dividends that would generally not be subject to federal tax. The Fund’s exempt-interest dividends (if any) may be subject to alternative minimum tax and state and/or local taxes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Salient Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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